NOTE PAYABLE	12 Months Ended
Mar. 31, 2019
NOTE PAYABLE
NOTE PAYABLE

Note 9—NOTE PAYABLE

On March 29, 2019, the Company issued a senior unsecured note (the “Note”) to Majik Fund SPC, an exempted company managed by a subsidiary of Yunfeng Financial Group Limited (“Yunfeng Financial Group”), which is independent to the Company. The principal of loan is US$20 million with a term of three-year due in March 2022. The Note bears a fixed interest rate of 12.0% per annum, with interest payable semi-annually in arrears on June 30 and December 31 of each year, beginning in March 2019.